Related Party Transactions (Details) - Schedule of Related Parties with Transactions and Related Party Relationships	12 Months Ended
Dec. 31, 2023
Zhongshan Dimaike Environmental Technology Co., Ltd. (“Dimaike”) [Member]
Related Party Transaction [Line Items]
Name of Related Party	Zhongshan Dimaike Environmental Technology Co., Ltd. (“Dimaike”)*	[1]
Relationship to the Company	An entity controlled by the Company’s shareholders	[1]
Zhongshan Lvduosen Machinery Manufacturing Co., Ltd. (“Lvduosen”) [Member]
Related Party Transaction [Line Items]
Name of Related Party	Zhongshan Lvduosen Machinery Manufacturing Co., Ltd. (“Lvduosen”)*	[2]
Relationship to the Company	An entity partially owned by the Company’s shareholders	[2]
Zhongshan Xuanrui Cutting Tools Technology Co., Ltd. (“Xuanrui”) [Member]
Related Party Transaction [Line Items]
Name of Related Party	Zhongshan Xuanrui Cutting Tools Technology Co., Ltd. (“Xuanrui”)
Relationship to the Company	An entity partially owned by the Company’s shareholders
Shenzhen Zaijiede Solid-Waste Disposal Co., Ltd. (“Zaijiede”) [Member]
Related Party Transaction [Line Items]
Name of Related Party	Shenzhen Zaijiede Solid-Waste Disposal Co., Ltd. (“Zaijiede”)
Relationship to the Company	An entity controlled by the Company’s shareholders.
Harden Industries Ltd. [Member]
Related Party Transaction [Line Items]
Name of Related Party	Harden Industries Ltd.
Relationship to the Company	An entity controlled by the Company’s shareholders.

[1]	It was previously known as Zhongshan Demark Environmental Technology Co., Ltd. (“Demark”).
[2]	It was previously known as Zhongshan Daosen Machinery Co., Ltd. (“Daosen”).